TAXATION (Details) ¥ in Thousands, $ in Thousands	12 Months Ended
	Dec. 31, 2023 CNY (¥)	Dec. 31, 2022 CNY (¥)	Dec. 31, 2021 CNY (¥)	Dec. 31, 2023 USD ($)	Dec. 31, 2022 USD ($)
TAXATION
Deferred tax assets gross	¥ 3,230,269	¥ 2,822,448		$ 454,974
Valuation allowance on deferred tax assets	2,809,601	2,415,627		395,724
Operating loss carryforwards	10,017,814			1,410,980
Unrecognized tax benefits	61,030	58,718	¥ 59,049	8,596	$ 8,270
Unrecognized tax benefits setoff against deferred tax assets	17,440	18,179		2,456
Unrecognized tax benefits of remaining amounts	43,590	40,539		6,140
Unrecognized tax benefits that would impact effective tax rate	43,590	¥ 40,539		6,140
Interest related to unrecognized tax benefits | ¥	¥ 0
Tax Withholding On Payment Of Interest And Dividends To Non PRC Resident Enterprises
TAXATION
Tax withholding rates on interest and dividend payments	10.00%	10.00%	10.00%
HK
TAXATION
Income tax rate	16.50%	16.50%	16.50%
CN
TAXATION
Income tax rate	25.00%	25.00%	25.00%
Operating loss carryforwards | $				$ 1,410,980
CN | Beijing Kingsoft Cloud Network Technology Co Ltd | Preferential Income Tax Rate
TAXATION
Income tax rate	15.00%	15.00%	15.00%